Intangible Assets/Goodwill and Other Intangible Assets (Details 1) $ in Thousands	Dec. 31, 2017 USD ($)
Intangible Assets/Goodwill and Other Intangible Assets [Abstract]
2018	$ 739
2019	76
2020	$ 60